Exhibit 99.6

Data Compare (Non-Ignored)

Run Date - 1/7/2025 11:27:27 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
[REDACTED]	RCKT25CES11780				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	The DTI on the 1008 reflects 41.16%.
[REDACTED]	RCKT25CES10670				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	HOI on the subject verified as $534.50/month vs the $150.50/ month considered by the lender.
[REDACTED]	RCKT25CES12672				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[REDACTED]	RCKT25CES13155				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[REDACTED]	RCKT25CES11578				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[REDACTED]	RCKT25CES11658				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Difference due to REO property calculation done as per the documents provided.
[REDACTED]	RCKT25CES15050				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used lower consumer debt than verified by audit
[REDACTED]	RCKT25CES11458				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[REDACTED]	RCKT25CES11848				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used lower consumer debt than verified by audit
[REDACTED]	RCKT25CES11942				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Diligence DTI is lower as the senior lien P&I payment is $1844.20 versus the $2309.00 which included escrows.
[REDACTED]	RCKT25CES13356				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	The paystub reflects the borrower as salaried. Once this was corrected, and the correct amount was entered, the DTI increased. Guidelines are still met.
[REDACTED]	RCKT25CES15616				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	DTI is higher due to lender not utilizing hazard insurance for the subject.